SCHEDULE OF PREPAID EXPENSES AND DEPOSITS (Details) (Parenthetical) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Prepaid Expenses And Deposits
Purchase of inventory		$ 228,572